AB INBEV Companies - Summary of Name and Registered Office of Fully Consolidated Companies (Detail)	12 Months Ended
	Dec. 31, 2025
Argentina [member] | Cerveceria y Malteria Quilmes Saica Y G [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cerveceria y Malteria Quilmes Saica Y G - Charcas 5160 - C1425BOF - Buenos Aires
Proportion of ownership interest in subsidiary	61.63%
Belgium [member] | Anheuser-Busch InBev NV/SA
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch InBev NV/SA - Grand Place 1 - 1000 - Brussels
Belgium [member] | Brasserie de l'Abbaye de Leffe S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Brasserie de l’Abbaye de Leffe S.A. - Place de l’Abbaye, 1 - 5500 - Dinant
Proportion of ownership interest in subsidiary	98.54%
Belgium [member] | Cobrew N.V [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cobrew N.V - Brouwerijplein 1, 3000 - Leuven
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | InBev Belgium BV/SRL [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	InBev Belgium BV/SRL - Boulevard Industriel, 21 - 1070 Anderlecht
Proportion of ownership interest in subsidiary	100.00%
Bolivia [member] | Cervecería Boliviana Nacional S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cervecería Boliviana Nacional S.A. - Av. Montes 400 & Calle Chuquisaca No. 121, Zona Challapampa - La Paz
Proportion of ownership interest in subsidiary	52.68%
Botswana [member] | Kgalagadi Breweries (Pty) Ltd [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Kgalagadi Breweries (Pty) Ltd - Grant Thornton Business Services, Plot 50370, Acumen Park, Fairgrounds - Gaborone	[1]
Proportion of ownership interest in subsidiary	31.06%
Brazil [Member] | Ambev S.A.[member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Ambev S.A. - Rua Dr. Renato Paes de Barros 1017, 3° Andar Itaim Bibi - São Paulo
Proportion of ownership interest in subsidiary	61.73%
Canada [member] | Labatt Brewing Company Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Labatt Brewing Company Limited - 207 Queen’s Quay West, Suite 299 - M5J 1A7 - Toronto
Proportion of ownership interest in subsidiary	61.73%
Chile [member] | Cerveceria Chile S.A [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cerveceria Chile S.A - Av. Presidente Eduardo Frei Montalva 9600, Quilicura - 8700000 Santiago de Chile
Proportion of ownership interest in subsidiary	61.73%
China [member] | Anheuser-Busch Inbev (China) Sales Company Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch Inbev (China) Sales Company Limited - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | Anheuser-Busch InBev (Wuhan) Brewing Co., Ltd. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch InBev (Wuhan) Brewing Co., Ltd. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province
Proportion of ownership interest in subsidiary	84.66%
China [member] | Anheuser-Busch InBev Sedrin Brewery Co., Ltd [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch InBev Sedrin Brewery Co., Ltd - No.1 West Xuejin Avenue,Hanjiang District - 351111 - Putian City, Fujian Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | Anheuser-Busch InBev Southeast Sales Co., Ltd [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch InBev Southeast Sales Co., Ltd. - No.1 West Xuejin Avenue, Hanjiang District, Putian, Fujian , P.R.China - 351111 - Putian City, Fujian Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | Blue Girl Beer (Guangzhou) Co. Ltd [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Blue Girl Beer (Guangzhou) Co. Ltd - Units 2101,21/F, Tower A, China International Centre, 33 Zhongshan San Road - 510000 - Guangzhou City
Proportion of ownership interest in subsidiary	56.69%
Colombia [member] | Bavaria & Cia S.C.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Bavaria & Cia S.C.A. - Carrera 53 A, No 127 - 35 - 110221 - Bogota
Proportion of ownership interest in subsidiary	99.16%
Czech Republic [member] | Pivovar Samson s.r.o. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Pivovar Samson s.r.o. - Lidická 458/51, 37001 - České Budějovice
Proportion of ownership interest in subsidiary	100.00%
Dominican Republic [member] | Cervecería Nacional Dominicana S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cervecería Nacional Dominicana S.A. - Autopista 30 de Mayo Km 61/2, Distrito Nacional - A.P. 10100 - Santo Domingo
Proportion of ownership interest in subsidiary	59.56%
Ecuador [member] | Cervecería Nacional S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cervecería Nacional S.A. - Via a daule km 16,5 y Av. Pascuales S/N y Av. Río Daule - EC090150 - Guayaquil, Guayas
Proportion of ownership interest in subsidiary	95.58%
El Salvador [member] | La Constancia Ltda de C.V. [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	La Constancia Ltda de C.V. - Avenida Independencia, No 526 - PBX (503) 2209-7555 - San Salvador
Proportion of ownership interest in subsidiary	100.00%
France [member] | AB InBev France S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB InBev France S.A.S. - 1, Place de la Gare, 59800 - Lille
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | Anheuser-Busch InBev Deutschland GmbH & Co. KG
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch InBev Deutschland GmbH & Co. KG - Am Deich 18/19 - 28199 - Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | ANHEUSER-BUSCH INBEV GERMANY HOLDING GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch InBev Germany Holding GmbH - Am Deich 18/19 - 28199 - Bremen
Proportion of ownership interest in subsidiary	100.00%
Ghana [member] | Accra Brewery PLC
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Accra Brewery PLC - 20 Graphic Road, South Industrial Area - Box GP1219 - Accra
Proportion of ownership interest in subsidiary	61.80%
Honduras [member] | Cervecería Hondureña S.A. de C.V.
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cervecería Hondureña S.A. de C.V. - Boulevard del Norte - Postal No. 86 - San Pedro Sula
Proportion of ownership interest in subsidiary	99.61%
Hong Kong [member] | Budweiser Brewing Company APAC Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Budweiser Brewing Company APAC Limited - Room 2701, 27/F, Hysan Place, 500 Hennessy Road, Causeway Bay
Proportion of ownership interest in subsidiary	87.22%
India [member] | Crown Beers India Private Limited
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Crown Beers India Private Limited - 510/511, Minerva House, Sarojini Devi Road - 500003 - Secunderabad, Telangana
Proportion of ownership interest in subsidiary	87.22%
India [member] | ANHEUSER BUSCH INBEV INDIA LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser Busch InBev India Limited - Unit No.301-302, Dynasty Business Park, 3rd Floor Andheri - Kurla Road, Andheri (East) - 400059 - Mumbai, Maharashtra
Proportion of ownership interest in subsidiary	87.07%
Italy [member] | Anheuser-Busch InBev Italia [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch InBev Italia - Piazza Gae Aulenti n. 8, 20154 - Milano
Proportion of ownership interest in subsidiary	100.00%
Luxembourg [member] | Brasserie de Luxembourg Mousel-Diekirch S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Brasserie de Luxembourg Mousel-Diekirch S.A. - Rue de la Brasserie, 1 - L-9214 - Diekirch
Proportion of ownership interest in subsidiary	98.30%
Mexico [member] | Cervecería Modelo de México S. de R.L. de C.V.
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cervecería Modelo de México S. de R.L. de C.V. - Cerrada de Palomas 22, 6th Floor, Reforma Social, Miguel Hidalgo, 11650 - Mexico City
Proportion of ownership interest in subsidiary	100.00%
Mozambique [member] | CERVEJAS DE MOCAMBIQUE SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cervejas De Moçambique SA - Rua do Jardim 1329 - Maputo
Proportion of ownership interest in subsidiary	51.47%
Netherlands [member] | AB InBev Africa B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB InBev Africa B.V. - Ceresstraat 1 - 4811 CA - Breda
Proportion of ownership interest in subsidiary	62.00%
Netherlands [member] | INBEV NEDERLAND N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	InBev Nederland N.V. - Ceresstraat 1 - 4811 CA - Breda
Proportion of ownership interest in subsidiary	100.00%
Nigeria [member] | INTERNATIONAL BREWERIES PLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	International Breweries PLC - 22/36 Glover Road - Lagos, Ikoyi
Proportion of ownership interest in subsidiary	68.31%
Panama [member] | Cerveceria Nacional S. de R.L. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cervecería Nacional S. de R.L. - Complejo Business Park, Costa del Este Torre Oeste, Piso No.2 - Panamá
Proportion of ownership interest in subsidiary	61.73%
Paraguay [member] | CERVECERIA PARAGUAYA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cervecería Paraguaya S.A. - Ruta Acceso Sur Km 30 s/ Desvío a Villeta N° 825
Proportion of ownership interest in subsidiary	53.92%
Peru [member] | COMPANIA CERVECERA AMBEV PERU S.A.C. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Compania Cervecera AmBev Peru S.A.C. - Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa - Lurigancho (Chosica) - 25 - Lima
Proportion of ownership interest in subsidiary	100.00%
Peru [member] | Unión de Cervecerías Peruanas Backus y Johnston S.A.A.
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Unión de Cervecerías Peruanas Backus y Johnston S.A.A. - Av. Nicolas Ayllon 3986, Ate - 3 - Lima
Proportion of ownership interest in subsidiary	95.35%
South Africa [member] | SABSA Holdings (Pty) Ltd [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SABSA Holdings (Pty) Ltd - 65 Park Lane, Sandown - 2001 - Johannesburg
Proportion of ownership interest in subsidiary	100.00%
South Africa [member] | THE SOUTH AFRICAN BREWERIES (PTY) LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	The South African Breweries (Pty) Ltd - 65 Park Lane, Sandown - 2146 - Johannesburg
Proportion of ownership interest in subsidiary	100.00%
South Korea [member] | Oriental Brewery Co Ltd
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Oriental Brewery Co Ltd - 517, Yeongdong-daero, Gangam-gu, Seoul - Asem Tower 8th floor - Seoul
Proportion of ownership interest in subsidiary	87.22%
Spain [member] | Compañía Cervecera de Canarias S.A.
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Compañía Cervecera de Canarias S.A. - C/ Mali, 7 (38320 La Laguna - Santa Cruz de Tenerife)
Proportion of ownership interest in subsidiary	51.03%
Switzerland [member] | Anheuser-Busch InBev International GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch InBev International GmbH - Suurstoffi 22 - 6343 - Rotkreuz
Proportion of ownership interest in subsidiary	100.00%
Switzerland [member] | BEES Global AG [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BEES Global AG - Suurstoffi 22 - 6343 - Rotkreuz
Proportion of ownership interest in subsidiary	100.00%
Switzerland [member] | Interbrew International GmbH [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Interbrew International GmbH - Suurstoffi 22 - 6343 - Rotkreuz
Proportion of ownership interest in subsidiary	100.00%
Tanzania [member] | TANZANIA BREWERIES PLC [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Tanzania Breweries PLC - Uhuru Street, Plot No 79, Block AA, Mchikichini, Ilala District - Dar es Salaam	[1]
Proportion of ownership interest in subsidiary	39.65%
Uganda [member] | NILE BREWERIES LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Nile Breweries Ltd - Plot M90 Yusuf Lule Road, Njeru - P.O. Box 762 - Jinja
Proportion of ownership interest in subsidiary	61.76%
United Kingdom [member] | AB Inbev Holdings Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB InBev Holdings Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB Inbev International Brands Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB InBev International Brands Limited - AB InBev House, Church Street West, Woking, Surrey, GU21 6HT
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB InBev UK Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB InBev UK Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | ABI SAB GROUP HOLDING LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ABI SAB Group Holding Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | ABI UK Holding 1 Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ABI UK Holding 1 Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | ABI UK Holding 2 Limited
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ABI UK Holding 2 Limited - Bureau, 90 Fetter Lane - EC4A 1EN - London
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser-Busch Americas Holdings LLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch Americas Holdings LLC - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser-Busch Companies LLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch Companies LLC - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser-Busch InBev Worldwide Inc.
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch InBev Worldwide Inc. - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser-Busch International LLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch International LLC - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser-Busch LLC
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch LLC - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser-Busch North American Holding LLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch North American Holding LLC - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser-Busch America Investments LLC [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch America Investments LLC - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | AB MAZ Holdings LLC [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB MAZ Holdings LLC - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | MCC Holding Company LLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	MCC Holding Company LLC - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	50.10%
Uruguay [member] | CERVECERIA Y MALTERIA PAYSANDU S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Cerveceria y Malteria Paysandu S.A. - Cesar Cortinas, 2037 - C.P. 11500 Montevideo
Proportion of ownership interest in subsidiary	61.73%
Vietnam [member] | Anheuser-Busch InBev Vietnam Brewery Co., Ltd [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Anheuser-Busch InBev Vietnam Brewery Co., Ltd - 2 VSIP II-A, Street No. 28 - 820000 - Tan Uyen Town, Binh Duong Province
Proportion of ownership interest in subsidiary	87.22%
Zambia [member] | ZAMBIAN BREWERIES PLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	Zambian Breweries PLC - Plot No 6438, Mungwi Road - P.O. Box 31293 - Lusaka
Proportion of ownership interest in subsidiary	54.02%

[1]	The company is consolidated due to the group’s majority shareholders and ability to control the operations.